ADDITIONAL CASH FLOW INFORMATION - Reconciliation of additions presented in the property, plant and equipment schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ADDITIONAL CASH FLOW INFORMATION
Additions of property, plant and equipment	$ 14,702	$ 18,279
Non-cash decrease (increase) of the asset rehabilitation obligation	(25)	(458)
Borrowing costs included in Mine under construction	(2,122)	(2,079)
Share-based compensation capitalized (non-cash)	483	361
Grants recognized	1,888	21
Grants received	(1,721)	(125)
Accounts payable variation related to property, plant and equipment	1,439	(1,222)
Net cash flow used in investing activities - purchase of property, plant and equipment	$ 13,678	$ 14,055